Consolidated Statements of Operations and Comprehensive Income (Loss) (FY) - USD ($) $ in Thousands	3 Months Ended						5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Statements of Operations and Comprehensive Income (Loss) [Abstract]
Revenue	$ 50,402			$ 38,249			$ 43,385	$ 61,078	$ 140,487	$ 100,812	$ 145,833	$ 108,698
Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	12,955			9,621			12,954	18,467	36,758	25,723	37,358	27,545
Selling, general and administrative expense	20,331			8,335			15,583	15,671	53,822	21,798	30,618	32,573
Product development expense	4,159			2,841			7,136	7,278	11,981	7,422	10,913	11,059
Depreciation and amortization	9,097			10,708			10,642	17,639	27,215	32,534	43,234	27,412
Total operating costs and expenses	46,542			31,505			46,315	59,055	129,776	87,477	122,123	98,589
Income (loss) from operations	3,860			6,744			(2,930)	2,023	10,711	13,335	23,710	10,109
Other (expense) income
Interest (expense) income, net	(4,786)			(4,300)			277	(15,082)	(10,998)	(14,863)	(18,698)	386
Other income (expense), net	(263)			(89)			(76)	142	(329)	(119)	1,288	(348)
Total other (expense) income	(5,049)			(4,389)			201	(14,940)	(11,327)	(14,982)	(17,410)	38
Net income (loss) before income tax	(1,189)			2,355			(2,729)	(12,917)	(616)	(1,647)	6,300	10,147
Income tax provision (benefit)	3,474			461			(615)	(1,958)	3,727	(214)	1,236	2,441
Net income (loss)	(4,663)	$ (4,309)	$ 4,629	1,894	$ 1,794	$ (5,121)	(2,114)	(10,959)	(4,343)	(1,433)	5,064	7,706
Comprehensive income (loss)	$ (4,663)			$ 1,894			$ (2,114)	$ (10,959)	$ (4,343)	$ (1,433)	$ 5,064	$ 7,706
Net income (loss) per unit/share:
Basic (in dollars per share)	$ (0.04)			$ 0.02			$ (0.02)	$ (0.11)	$ (0.04)	$ (0.01)	$ 0.05	$ 0.08
Diluted (in dollars per share)	$ (0.04)			$ 0.02			$ (0.02)	$ (0.11)	$ (0.04)	$ (0.01)	$ 0.05	$ 0.08
Weighted-average units/shares of ordinary units/common stock outstanding:
Basic (in shares)	111,098,038			110,611,462			101,449,521	101,875,967	110,984,923	108,293,197	108,922,180	100,471,506
Diluted (in shares)	111,098,038			110,626,218			101,449,521	101,875,967	110,984,923	108,293,197	108,962,336	100,542,867